Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative financial instruments
Schedule of Notional Amounts and Carrying Amounts of Derivative Instruments
The following table details quantitative information on the notional amounts and carrying amounts of the derivative instruments used for hedging by type of risk hedged and type of hedge:

	December 31, 2024
	Notional amount (2)	Carrying amount of hedging instruments
		Asset (1)	Liability (1)
Interest rate risk
Fair value hedges	1,132,827	10,805	(2,667)
Interest rate and foreign exchange risk
Fair value hedges	186,288	—	(13,196)
Cash flow hedges	1,205,427	11,510	(125,842)
	2,524,542	22,315	(141,705)

	December 31, 2023
	Notional amount (2)	Carrying amount of hedging instruments
		Asset (1)	Liability (1)
Interest rate risk
Fair value hedges	987,394	11,358	(790)
Interest rate and foreign exchange risk
Fair value hedges	374,654	38,088	(14,290)
Cash flow hedges	1,303,388	107,821	(25,533)
	2,665,436	157,267	(40,613)
(1)Included in the consolidated statement of financial position under the line Derivative financial instruments - assets or liabilities.
(2)On December 31, 2024 the notional amounts of derivative financial instruments include $1,234.5 million ($639.64 million at December 31, 2023) of interest rate swaps and cross currency interest rate swaps, which were designated in aggregate exposure hedges hedging underlying assets totaling $525.8 million ($307.8 million at December 31, 2023).
The following table details the notional amounts and carrying amounts of derivative instruments used in fair value hedges by type of risk and hedged item, along with the changes during the years used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2024
	Notional amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (2)	Ineffectiveness recognized in profit or loss (2)
		Asset (1)	Liability (1)
Interest rate risk
Deposits	131,000	1,235	(164)	(127)	(142)
Repurchase agreements	68,985	210	(592)	71	14
Borrowings and debt	932,842	9,360	(1,911)	(5,911)	(516)
Interest rate and foreign exchange risk
Borrowings and debt	186,288	—	(13,196)	(28,571)	1,074
Total	1,319,115	10,805	(15,863)	(34,538)	430

	December 31, 2023
	Notional amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (2)	Ineffectiveness recognized in profit or loss (2)
		Asset (1)	Liability (1)
Interest rate risk
Loans	10,000	—	(519)	(113)	7
Securities at amortized cost	10,000	101	—	(109)	144
Deposits	307,000	3,564	—	600	12
Borrowings and debt	660,394	7,693	(271)	5,152	176
Interest rate and foreign exchange risk
Borrowings and debt	374,654	38,088	(14,290)	36,710	2,908
Total	1,362,048	49,446	(15,080)	42,240	3,247
(1)Included in the consolidated statement of financial position under the line Derivative financial instruments - assets or liabilities.
(2)Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.
The following table details the notional amounts and carrying amounts of derivative instruments used in cash flow hedges by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2024
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (2)	Ineffectiveness recognized in profit or loss (3)	Amount reclassified from the hedge reserve to profit or loss (4)
	Notional amount	Asset (1)	Liability (1)
Interest rate risk
Interest rate and foreign exchange risk
Loans	19,509	1,372	—	1,256	1,258	2	24
Borrowings and debt	1,185,918	10,138	(125,842)	(163,797)	(164,418)	(621)	99
Total	1,205,427	11,510	(125,842)	(162,541)	(163,160)	(619)	123

	December 31, 2023
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (2)	Ineffectiveness recognized in profit or loss (3)	Amount reclassified from the hedge reserve to profit or loss (4)
	Notional amount	Asset (1)	Liability (1)
Interest rate and foreign exchange risk
Borrowings and debt	1,303,388	107,821	(25,533)	65,005	65,286	281	(682)
Foreign exchange risk
Deposits	—	—	—	—	—	—	57
Borrowing and debt	—	—	—	—	—	—	142
Total	1,303,388	107,821	(25,533)	65,005	65,286	281	(483)

(1) Included in the consolidated statement of financial position under the line Derivative financial instruments - assets or liabilities.
(2) Included in equity in the consolidated statement of financial position under the line Other comprehensive income (loss).
(3) Hedge ineffectiveness attributable to current hedges included in the consolidated statement of profit or loss in the line Loss on financial instruments, net.
(4) Hedging reserve attributable to expired hedges reclassified to the consolidated statement of profit or loss in the line Loss on financial instruments, net.

Schedule of Gains and Losses Resulting from Activities of Hedging Derivative Financial Instruments
The following table details the carrying amounts of the fair value hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2024
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Changes in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Deposits	—	(132,667)	Deposits	(26)	(15)
Repurchase agreements	—	(69,443)	Repurchase agreements	(57)	(57)
Borrowings and debt	—	(319,174)	Borrowings and debt, net	3,860	5,395
Interest rate and foreign exchange risk
Borrowings and debt	—	(173,469)	Borrowings and debt, net	14,316	29,645
Total	—	(694,753)		18,093	34,968

	December 31, 2023
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Changes in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Loans	10,664	—	Loans, net	(136)	120
Securities at amortized cost	10,055	—	Securities, net	26	253
Deposits	—	(236,942)	Deposits	(588)	(588)
Borrowings and debt	—	(344,605)	Borrowings and debt, net	(1,626)	(4,976)
Interest rate and foreign exchange risk
Borrowings and debt	—	(402,377)	Borrowings and debt, net	(21,737)	(33,802)
Total	20,719	(983,924)		(24,061)	(38,993)
(1)Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of Maturity of Financial Instruments
The following table details the maturity of the notional amount for the derivative instruments used in fair value hedges:

	December 31, 2024
	Interest rate swaps	Cross currency swaps	Total
Less than 1 year	115,263	—	115,263
Over 1 to 2 years	383,268	19,882	403,150
Over 2 to 5 years	605,028	156,281	761,309
More than 5 years	29,268	10,125	39,393
Total	1,132,827	186,288	1,319,115

	December 31, 2023
	Interest rate swaps	Cross currency swaps	Total
Less than 1 year	434,420	235,973	670,393
Over 1 to 2 years	50,263	—	50,263
Over 2 to 5 years	476,311	128,556	604,867
More than 5 years	26,400	10,125	36,525
Total	987,394	374,654	1,362,048
The following table details the maturity of the derivative instruments used in cash flow hedges:

	Cross currency swaps
	December 31,
	2024	2023
Less than 1 year	454,581	643,464
Over 1 to 2 years	303,441	206,496
Over 2 to 5 years	418,137	409,742
More than 5 years	29,268	43,686
Total	1,205,427	1,303,388

Schedule of Ineffectiveness Recognized in Profit (Loss)
The following table details the ineffectiveness recognized in profit or loss for the derivative instruments used in fair value hedges:

	December 31, 2024
	Current	Matured	Total
Ineffectiveness recognized in profit or loss
Interest rate risk
Loans	—	4	4
Securities at amortized cost	—	(58)	(58)
Deposits	(142)	(10)	(152)
Repurchase agreements	14	—	14
Borrowings and debt	(516)	6	(510)
Interest rate and foreign exchange risk
Loans	—	(1)	(1)
Borrowings and debt	1,074	127	1,201
Total	430	68	498
A.    Fair value hedges (continued)

	December 31, 2023
	Current	Matured	Total
Ineffectiveness recognized in profit or loss
Interest rate risk
Loans	7	7	14
Securities at amortized cost	144	—	144
Deposits	12	—	12
Borrowings and debt	176	—	176
Interest rate and foreign exchange risk
Loans	—	(26)	(26)
Borrowings and debt	2,908	—	2,908
Total	3,247	(19)	3,228
The following table details the ineffectiveness recognized in profit or loss for the derivative instruments used in cash flow hedges:

	December 31, 2024
	Current	Matured	Total
Ineffectiveness recognized in profit or loss
Interest rate and foreign exchange risk
Loans	2	24	26
Borrowings and debt	(621)	99	(522)
Total	(619)	123	(496)

	December 31, 2023
	Current	Matured	Total
Ineffectiveness recognized in profit or loss
Interest rate hedges
Borrowings and debt	281	(682)	(401)
Ineffectiveness recognized in profit or loss for the year attributable to exchange rate hedges
Deposits	—	57	57
Borrowings and debt	—	142	142
Total	281	(483)	(202)

Schedule of Nominal Amounts and Carrying Amounts of the Cash Flow Hedge
The following table details the carrying amounts of the cash flow hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2024
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Interest rate and foreign exchange risk
Loans	19,964	—	Loans, net	(1,256)	37
Borrowings and debt	—	(1,087,247)	Borrowings and debt, net	163,797	(895)
Total	19,964	(1,087,247)		162,541	(858)

	December 31, 2023
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Interest rate and foreign exchange risk
Borrowings and debt	—	(1,398,323)	Borrowings and debt, net	(65,005)	(7,458)
Total	—	(1,398,323)		(65,005)	(7,458)